Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Loans and Advances to Banks
3 Loans and advances to banks

Loans and advances to banks
	Netherlands		International		Total
	2018	2017	2018	2017	2018	2017
Loans	7,967	7,899	22,460	20,916	30,428	28,815
Cash advances, overdrafts and other balances	1	1	3	3	3	4
	7,968	7,900	22,463	20,919	30,431	28,819

Loan loss provisions	–5	–1	–5	–7	–9	–8
	7,963	7,899	22,458	20,912	30,422	28,811